MutualHedge Frontier Legends Fund
MutualHedge Frontier Legends Fund

Supplement dated November 13, 2012
to the Prospectus dated February 1, 2012

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Effective as of the date of this supplement, the Prospectus is amended to update the “Fees and Expenses of the Fund” portion of the Fund Summary Section of the Prospectus, and the “How to Purchase Shares” section of the Prospectus as described below, including (i) the addition of a 1.00% contingent deferred sales charge on redemptions of Class C shares made within one year of their purchase, (ii) modification of conditions by which sales charges applicable to Class A shares may be waived or reduced, and (iii) amended eligibility and exchange features for Class A, Class C and Class I shares of the Fund.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares of the Fund’s Prospectus on page 26.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	1.00%(4)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a% of amount redeemed, if sold in less than 30 days)	1.00%	1.00%	1.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses(1)	4.26%	4.26%	3.98%
Acquired Fund Fees and Expenses (2)	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	6.05%	6.80%	5.52%
Fee Waiver and/or Reimbursement (3)	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	5.95%	6.70%	5.42%

(1)

“Other Expenses” include fees and expenses associated with the Fund’s investments in Managed Futures Programs (as defined below) through its wholly owned subsidiary (the “Subsidiary”) during the fiscal year ended on September 30, 2011.  0.65% of the Other Expenses for Class A and C shares and 0.60% for Class I shares are comprised of fees payable to the relevant CTAs (as defined below) in respect of management fees accrued on the Fund’s notional exposure to such CTAs’ Managed Futures Programs, and 3.35% of the Other Expenses for Class A and C shares and 3.12% for Class I shares are comprised of performance-based incentive fees (“Performance Fees”) payable to such CTAs in respect of new high net trading profits. As of September 30, 2011, the aggregate weighted average management fee and weighted average Performance Fee of the Managed Futures Programs in which the Subsidiary invested were 0.72% of notional exposure and 19.40% of trading profits, respectively. Positive performance of any Managed Futures Program will have the effect of increasing Other Expenses to the extent that the CTA earns Performance Fees. The Subsidiary’s investments in Managed Futures Programs are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or other collective investment vehicles (including Trading Companies) in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.86% for Class A shares,2.61% for Class C shares and 1.61% for Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

(4)

Purchases of Class C shares prior to November 13, 2012 are not subject to the CDSC.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,133	$2,251	$3,345	$5,982
Class C	$764	$1,977	$3,243	$6,214
Class I	$541	$1,635	$2,717	$5,374